Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 24, 2026	Sep. 15, 2026	Aug. 07, 2026	Jul. 29, 2026	Jul. 27, 2026	Sep. 28, 2026	Sep. 22, 2026	Jun. 30, 2026	Jul. 31, 2025	Mar. 19, 2025	Oct. 02, 2023	Jan. 07, 2021
Subsequent Event [Line Items]
Price per share										$ 5.2	$ 4.57
Exercise price									$ 3.5	$ 222,337,500		$ 5.55
Subsequent Event [Member]
Subsequent Event [Line Items]
Issued Share capital Reduced by Cancelling Paid-up Capital				$ 0.7499999
Common stock shares subscribed but unissued nominal or par value				0.0000001
Subsequent Event [Member] | Share Capital Reduction [Member]
Subsequent Event [Line Items]
Closing price				700	$ 0.7499999
Ordinary shares, par value					0.0000001
Price per share					0.0000001
Common stock shares subscribed but unissued nominal or par value					0.0000001
Price per unit				700	0.7499999
Subsequent Event [Member] | Share Capital Cancellation [Member]
Subsequent Event [Line Items]
Closing price				7	7
Price per unit				7	7
Forecast [Member]
Subsequent Event [Line Items]
Closing price			$ 1
Consecutive trading days			30 days
Aggregate units	40,000,000
Ordinary shares, par value	$ 0.0000001	$ 0.0000001
Price per share		$ 0.18
Exercise price	$ 0.3
Aggregate purchase price	$ 12,000	$ 3,420
Price per unit			$ 1
Net proceeds	$ 11,990	$ 3,415
Minimum [Member] | Subsequent Event [Member] | Share Capital Reduction [Member]
Subsequent Event [Line Items]
Closing price				7
Price per unit				7
Minimum [Member] | Forecast [Member]
Subsequent Event [Line Items]
Closing price			1
Price per unit			$ 1
Maximum [Member] | Subsequent Event [Member] | Share Capital Reduction [Member]
Subsequent Event [Line Items]
Closing price				700
Price per unit				$ 700
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares, par value					$ 0.75
Ordinary shares, shares authorized (in Shares)				60,000,000	60,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Share Capital Reduction [Member]
Subsequent Event [Line Items]
Ordinary shares, par value				$ 0.0000001
Authorized but unissued ordinary shares					7,500,000
Ordinary shares, shares authorized (in Shares)				6,000,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Share Capital Cancellation [Member]
Subsequent Event [Line Items]
Ordinary shares, par value				$ 0.0000001	$ 0.0000001
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Share Capital Increase [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized (in Shares)				5,940,000,000
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Event [Line Items]
Consecutive trading days			30 days
Aggregate units		19,000,000
Shares issued (in Shares)						40,000,000	19,000,000
Gross proceeds						$ 12,000	$ 3,420
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Shares issued (in Shares)								2,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares, par value				$ 0.0000001	0.75
Ordinary shares, shares authorized (in Shares)				10,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Share Capital Reduction [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized (in Shares)				1,000,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Share Capital Cancellation [Member]
Subsequent Event [Line Items]
Ordinary shares, par value					$ 0.0000001
Ordinary shares, shares authorized (in Shares)					10,000,000
Class B Ordinary Shares [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized (in Shares)				990,000,000